Revenue and Deferred Revenue - Remaining performance obligation (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Revenue and Deferred Revenue
Revenue remaining performance obligation	$ 38.1	$ 34.0
Performance obligation not yet started	3.7	3.6
Network design and installation
Revenue and Deferred Revenue
Revenue remaining performance obligation	7.6	8.2
Internet network services and hardware and internet service
Revenue and Deferred Revenue
Revenue remaining performance obligation	30.5	25.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue and Deferred Revenue
Revenue remaining performance obligation		$ 13.4
Expected timing of satisfaction		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-01
Revenue and Deferred Revenue
Revenue remaining performance obligation	$ 13.7
Expected timing of satisfaction	3 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue and Deferred Revenue
Revenue remaining performance obligation	$ 24.4	$ 21.5
Expected timing of satisfaction	6 years	6 years